Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Miscellaneous current assets [abstract]
Disclosure of other current assets
The composition of other current assets is shown below:

		June 30	December 31
(in thousands)	Note	2021	2020
Non-revolving term loan		$835	$813
Prepaid expenses		3,546	2,388
Cobalt inventory		1,606	-
Other		63	64

Total other current assets		$6,050	$3,265